UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-21519

Eaton Vance
Tax-Advantaged
Global Dividend Opportunities Fund
(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Deidre E. Walsh
One Post Office Square, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(617)
482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2024
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund (ETO)
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration
.
 The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Managed Distribution Plan.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.
The Fund currently distributes monthly cash distributions equal to $0.1733 ($0.1374 prior to April 2024) per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.
The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report
April 30, 2024
Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Performance

Portfolio Manager(s)
Derek J.V. DiGregorio and Joseph Mehlman, CFA of Eaton Vance Management; Christopher M. Dyer, CFA of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns 1,2	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	04/30/2004	21.39%	17.92%	10.67%	9.35%
Fund at Market Price	—	24.28	16.55	7.80	9.21

MSCI World Index	—	20.29%	18.39%	10.44%	8.86%
ICE BofA Fixed Rate Preferred Securities Index	—	12.17	6.76	2.32	4.20
Blended Index	—	18.65	16.03	8.90	8.02
% Premium/Discount to NAV 3
As of period end	(8.99)%
Distributions 4
Total Distributions per share for the period	$0.860
Distribution Rate at NAV	7.82%
Distribution Rate at Market Price	8.60
% Total Leverage 5
Borrowings	19.12%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Fund Profile

Sector Allocation (% of total investments) 1
Country Allocation (% of total investments)
Top 10 Holdings (% of total investments) 1
Microsoft Corp.	4.2%
Alphabet, Inc., Class C	3.5
Amazon.com, Inc.	2.9
NVIDIA Corp.	2.6
Apple, Inc.	1.9
AstraZeneca PLC	1.8
Compass Group PLC	1.8
Sanofi SA	1.7
Nestle SA	1.6
Walt Disney Co.	1.5
Total	23.5%

Footnotes:
1	Excludes cash and cash equivalents.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Endnotes and Additional Disclosures

1	MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA Fixed Rate Preferred Securities Index is an unmanaged index of fixed-rate, preferred securities issued in the U.S. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 80% MSCI World Index and 20% ICE BofA Fixed Rate Preferred Securities Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
2	Performance results reflect the effects of leverage.
3	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
4	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance. com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
5	Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.
Important Notice to Shareholders
On January 26, 2023, the Fund’s Board of Trustees voted to exempt, on a going forward basis, all prior and, until further notice, new acquisitions of Fund shares that otherwise might be deemed “Control Share Acquisitions” under the Fund’s By-Laws from the Control Share Provisions of the Fund’s By-Laws.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 101.8%
Security	Shares	Value
Aerospace & Defense — 0.8%
Safran SA	16,821	$ 3,647,333
		$ 3,647,333
Air Freight & Logistics — 1.0%
GXO Logistics, Inc. (1)	82,864	$ 4,115,026
		$ 4,115,026
Automobiles — 2.0%
Mercedes-Benz Group AG	57,820	$ 4,373,556
Stellantis NV	135,115	2,989,622
Tesla, Inc. (1)	8,014	1,468,806
		$ 8,831,984
Banks — 8.8%
Banco Santander SA	527,723	$ 2,567,706
Barclays PLC	1,975,326	4,980,374
CaixaBank SA	497,570	2,623,964
DNB Bank ASA	141,829	2,471,958
HDFC Bank Ltd.	189,941	3,438,887
HSBC Holdings PLC	442,953	3,839,495
ING Groep NV	140,910	2,227,825
KBC Group NV	29,499	2,191,308
Nordea Bank Abp	74,126	868,628
Societe Generale SA	129,931	3,500,998
Svenska Handelsbanken AB, Class A	77,595	665,402
Toronto-Dominion Bank	59,496	3,529,610
Truist Financial Corp.	86,179	3,236,021
UniCredit SpA	61,075	2,241,719
		$ 38,383,895
Beverages — 1.1%
Diageo PLC	76,112	$ 2,630,405
Pernod Ricard SA	14,335	2,168,056
		$ 4,798,461
Biotechnology — 1.0%
CSL Ltd.	25,191	$ 4,475,838
		$ 4,475,838
Broadline Retail — 3.5%
Amazon.com, Inc. (1)(2)	87,837	$ 15,371,475
		$ 15,371,475
Security	Shares	Value
Capital Markets — 1.1%
Intercontinental Exchange, Inc.	21,669	$ 2,790,101
Julius Baer Group Ltd.	39,639	2,126,963
		$ 4,917,064
Commercial Services & Supplies — 0.9%
Waste Management, Inc.	18,851	$ 3,921,385
		$ 3,921,385
Consumer Finance — 0.8%
Discover Financial Services (3)	26,517	$ 3,360,499
		$ 3,360,499
Consumer Staples Distribution & Retail — 0.9%
Dollar Tree, Inc. (1)(2)(3)	34,265	$ 4,051,836
		$ 4,051,836
Diversified Telecommunication Services — 0.4%
Zegona Communications PLC (1)	548,265	$ 1,569,352
		$ 1,569,352
Electric Utilities — 1.8%
Iberdrola SA	367,172	$ 4,502,107
NextEra Energy, Inc. (2)	51,666	3,460,072
		$ 7,962,179
Electrical Equipment — 2.0%
AMETEK, Inc. (3)	30,080	$ 5,253,773
Schneider Electric SE	15,663	3,571,373
		$ 8,825,146
Electronic Equipment, Instruments & Components — 3.4%
CDW Corp. (2)	25,108	$ 6,072,621
Halma PLC	165,647	4,539,861
Keyence Corp.	9,737	4,282,036
		$ 14,894,518
Entertainment — 1.8%
Walt Disney Co. (2)(3)	72,092	$ 8,009,421
		$ 8,009,421
Financial Services — 1.8%
Fidelity National Information Services, Inc.	41,267	$ 2,802,855
Visa, Inc., Class A	18,453	4,956,660
		$ 7,759,515

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food Products — 1.9%
Nestle SA	83,776	$ 8,411,124
		$ 8,411,124
Ground Transportation — 0.7%
Union Pacific Corp.	13,510	$ 3,204,032
		$ 3,204,032
Health Care Equipment & Supplies — 3.7%
Alcon, Inc.	37,248	$ 2,856,057
Boston Scientific Corp. (1)(2)(3)	68,944	4,955,005
Coloplast AS, Class B	21,172	2,552,604
Intuitive Surgical, Inc. (1)(2)	10,881	4,032,716
Straumann Holding AG	14,004	1,861,658
		$ 16,258,040
Health Care Providers & Services — 0.7%
UnitedHealth Group, Inc.	5,938	$ 2,872,211
		$ 2,872,211
Health Care REITs — 0.9%
Healthpeak Properties, Inc.	197,963	$ 3,684,091
		$ 3,684,091
Hotels, Restaurants & Leisure — 4.0%
Amadeus IT Group SA	83,611	$ 5,307,118
Compass Group PLC	339,414	9,440,362
InterContinental Hotels Group PLC	26,943	2,627,857
		$ 17,375,337
Household Products — 1.0%
Reckitt Benckiser Group PLC	75,117	$ 4,199,566
		$ 4,199,566
Industrial Conglomerates — 1.7%
Siemens AG	38,490	$ 7,210,466
		$ 7,210,466
Insurance — 5.5%
AIA Group Ltd.	568,907	$ 4,166,876
Allstate Corp.	18,189	3,093,221
Assurant, Inc.	14,087	2,456,773
AXA SA	98,195	3,392,792
Baloise Holding AG	6,027	910,757
RenaissanceRe Holdings Ltd. (2)	15,663	3,434,113
Security	Shares	Value
Insurance (continued)
Swiss Re AG	46,499	$ 5,054,691
Zurich Insurance Group AG	2,598	1,257,552
		$ 23,766,775
Interactive Media & Services — 4.3%
Alphabet, Inc., Class C (1)(2)	114,602	$ 18,868,073
		$ 18,868,073
IT Services — 0.9%
Accenture PLC, Class A	13,193	$ 3,969,906
		$ 3,969,906
Life Sciences Tools & Services — 1.8%
Danaher Corp. (2)(3)	19,848	$ 4,894,914
Sartorius AG, PFC Shares	9,322	2,786,868
		$ 7,681,782
Machinery — 1.4%
Ingersoll Rand, Inc.	33,767	$ 3,151,136
Parker-Hannifin Corp.	5,101	2,779,586
		$ 5,930,722
Metals & Mining — 1.6%
Anglo American PLC	81,265	$ 2,655,534
Rio Tinto Ltd.	31,323	2,606,836
SSAB AB, Class B	299,496	1,675,847
		$ 6,938,217
Multi-Utilities — 1.1%
CMS Energy Corp. (3)	25,109	$ 1,521,856
Engie SA (1)	192,864	3,348,237
		$ 4,870,093
Oil, Gas & Consumable Fuels — 3.3%
ConocoPhillips	62,688	$ 7,874,867
EOG Resources, Inc. (2)(3)	49,346	6,520,087
		$ 14,394,954
Pharmaceuticals — 8.5%
AstraZeneca PLC	64,428	$ 9,744,662
Eli Lilly & Co.	8,080	6,311,288
Novo Nordisk AS, Class B	46,949	6,020,843
Sanofi SA	92,021	9,091,035
Zoetis, Inc. (3)	35,341	5,627,701
		$ 36,795,529

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 2.8%
Adecco Group AG	101,968	$ 3,567,091
Randstad NV	10,740	538,621
Recruit Holdings Co. Ltd.	91,238	3,929,380
RELX PLC	59,000	2,424,125
Verisk Analytics, Inc.	8,659	1,887,316
		$ 12,346,533
Semiconductors & Semiconductor Equipment — 8.5%
ASML Holding NV	7,334	$ 6,388,007
Infineon Technologies AG	205,711	7,138,797
Micron Technology, Inc. (2)	61,799	6,980,815
NVIDIA Corp. (2)	15,827	13,674,844
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	21,420	2,941,823
		$ 37,124,286
Software — 7.8%
Adobe, Inc. (1)(2)	12,356	$ 5,718,728
Intuit, Inc. (2)(3)	9,239	5,780,103
Microsoft Corp. (3)	57,342	22,324,961
		$ 33,823,792
Specialty Retail — 1.2%
TJX Cos., Inc.	55,307	$ 5,203,836
		$ 5,203,836
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	58,917	$ 10,035,333
		$ 10,035,333
Textiles, Apparel & Luxury Goods — 0.7%
LVMH Moet Hennessy Louis Vuitton SE	3,945	$ 3,240,565
		$ 3,240,565
Trading Companies & Distributors — 2.4%
Ashtead Group PLC	55,768	$ 4,049,421
IMCD NV (1)	42,260	6,375,960
		$ 10,425,381
Total Common Stocks (identified cost $339,611,897)		$443,525,571

Corporate Bonds — 18.9%
Security	Principal Amount (000's omitted)	Value
Banks — 12.6%
Australia & New Zealand Banking Group Ltd., 6.75% to 6/15/26 (4)(5)(6)	$240	$ 240,365
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 (5)(6)	1,400	1,257,044
Banco de Credito e Inversiones SA, 8.75% to 2/8/29 (4)(5)(6)	600	615,315
Banco Mercantil del Norte SA/Grand Cayman:
7.50% to 6/27/29 (4)(5)(6)	1,480	1,427,210
7.625% to 1/10/28 (4)(5)(6)	380	370,793
Banco Santander SA, 9.625% to 5/21/33 (5)(6)	2,200	2,354,198
Bank of America Corp.:
Series AA, 6.10% to 3/17/25 (5)(6)	1,445	1,446,061
Series TT, 6.125% to 4/27/27 (5)(6)	1,682	1,666,312
Bank of Montreal, 7.70% to 5/26/29, 5/26/84 (6)	1,387	1,388,027
Bank of New York Mellon Corp., Series G, 4.70% to 9/20/25 (5)(6)	1,811	1,773,826
Bank of Nova Scotia:
4.90% to 6/4/25 (5)(6)	650	636,670
8.00% to 1/27/29, 1/27/84 (6)	477	480,725
8.625% to 10/27/27, 10/27/82 (6)	1,525	1,573,861
Barclays PLC:
6.125% to 12/15/25 (5)(6)	997	959,608
8.00% to 3/15/29 (5)(6)	450	443,634
9.625% to 12/15/29 (5)(6)	1,500	1,571,444
BBVA Bancomer SA, 8.45% to 6/29/33, 6/29/38 (4)(6)	400	413,234
BNP Paribas SA:
4.625% to 2/25/31 (4)(5)(6)	462	371,856
7.75% to 8/16/29 (4)(5)(6)	1,825	1,844,916
Citigroup, Inc., Series W, 4.00% to 12/10/25 (5)(6)	3,427	3,280,603
CoBank ACB, 7.25% to 7/1/29 (5)(6)	925	923,691
Discover Bank, 5.974%, 8/9/28	475	461,548
HSBC Holdings PLC, 4.60% to 12/17/30 (5)(6)	1,735	1,431,990
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30 (5)(6)	1,425	1,279,817
ING Groep NV, 6.50% to 4/16/25 (5)(6)	1,834	1,810,659
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26 (5)(6)	2,904	2,724,215
Lloyds Banking Group PLC, 7.50% to 6/27/24 (5)(6)	2,447	2,451,500
NatWest Group PLC:
4.60% to 6/28/31 (5)(6)	371	282,917
8.00% to 8/10/25 (5)(6)	520	521,231
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27 (5)(6)	925	909,094
Regions Financial Corp., Series D, 5.75% to 6/15/25 (5)(6)	1,350	1,326,588
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84 (6)	1,370	1,374,981

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Societe Generale SA:
5.375% to 11/18/30 (4)(5)(6)	$1,751	$ 1,420,675
9.375% to 11/22/27 (4)(5)(6)	238	242,835
10.00% to 11/14/28 (4)(5)(6)	550	577,620
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34 (5)(6)	1,425	1,373,909
Swedbank AB, Series NC5, 5.625% to 9/17/24 (5)(6)(7)	1,000	993,060
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82 (6)	2,200	2,267,767
Truist Financial Corp., Series Q, 5.10% to 3/1/30 (5)(6)	1,239	1,125,469
UBS Group AG:
6.875% to 8/7/25 (5)(6)(7)	1,506	1,483,699
9.25% to 11/13/33 (4)(5)(6)	1,080	1,187,986
UniCredit SpA, 7.296% to 4/2/29, 4/2/34 (4)(6)	1,385	1,397,242
Wells Fargo & Co., Series BB, 3.90% to 3/15/26 (5)(6)	3,454	3,278,236
		$ 54,962,431
Capital Markets — 0.6%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79 (6)	$155	$ 153,330
Charles Schwab Corp., Series I, 4.00% to 6/1/26 (5)(6)	2,512	2,317,617
		$ 2,470,947
Diversified Financial Services — 1.1%
Air Lease Corp., Series B, 4.65% to 6/15/26 (5)(6)	$985	$ 930,855
Ally Financial, Inc., 6.70%, 2/14/33	475	466,239
American AgCredit Corp., Series A, 5.25% to 6/15/26 (4)(5)(6)	1,901	1,786,940
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26 (5)(6)	373	345,293
Series W, 7.50% to 2/10/29 (5)(6)	975	1,011,440
		$ 4,540,767
Electric Utilities — 0.8%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27 (5)(6)	$700	$ 644,449
Edison International, Series B, 5.00% to 12/15/26 (5)(6)	168	158,290
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76 (6)	970	962,578
Southern California Edison Co., Series E, 9.787%, (3 mo. SOFR + 4.461%) (5)(8)	720	723,363
Southern Co., Series B, 4.00% to 10/15/25, 1/15/51 (6)	990	945,663
		$ 3,434,343
Financial Services — 0.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26 (5)(6)	$550	$ 468,625
		$ 468,625
Security	Principal Amount (000's omitted)	Value
Food Products — 0.4%
Land O' Lakes, Inc., 8.00% (4)(5)	$2,085	$ 1,824,375
		$ 1,824,375
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82 (6)	$1,039	$ 902,153
		$ 902,153
Insurance — 1.7%
Allianz SE, 3.50% to 11/17/25 (4)(5)(6)	$1,200	$ 1,098,029
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52 (6)	1,375	1,361,640
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51 (4)(6)	2,462	2,246,834
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52 (6)	546	504,576
QBE Insurance Group Ltd., 5.875% to 5/12/25 (4)(5)(6)	2,316	2,294,231
		$ 7,505,310
Oil and Gas — 0.6%
BP Capital Markets PLC, 6.45% to 12/1/33 (5)(6)	$1,320	$ 1,335,023
Petroleos Mexicanos, 6.50%, 3/13/27	1,025	960,610
		$ 2,295,633
Pipelines — 0.5%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84 (6)	$2,218	$ 2,275,672
		$ 2,275,672
Telecommunications — 0.3%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82 (4)(6)	$1,475	$ 1,404,046
		$ 1,404,046
Total Corporate Bonds (identified cost $82,472,912)		$ 82,084,302

Exchange-Traded Funds — 0.1%
Security	Shares	Value
Equity Funds — 0.1%
Global X U.S. Preferred ETF	24,816	$ 478,701
Total Exchange-Traded Funds (identified cost $526,904)		$ 478,701

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 1.6%
Security	Shares	Value
Banks — 0.0% (9)
Farm Credit Bank of Texas, 9.601%, (3 mo. SOFR + 4.01%) (4)(8)	1,501	$ 150,100
		$ 150,100
Capital Markets — 0.4%
Affiliated Managers Group, Inc., 4.75%	86,433	$ 1,599,875
		$ 1,599,875
Electric Utilities — 0.5%
Brookfield BRP Holdings Canada, Inc., 7.25%	28,000	$ 695,240
SCE Trust III, Series H, 8.581% to 5/30/24 (6)	32,549	822,513
SCE Trust IV, Series J, 5.375% to 9/15/25 (6)	4,932	116,346
SCE Trust V, Series K, 5.45% to 3/15/26 (6)	27,041	664,127
		$ 2,298,226
Insurance — 0.5%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25 (6)	38,435	$ 944,348
Athene Holding Ltd., Series C, 6.375% to 6/30/25 (6)	44,210	1,106,576
		$ 2,050,924
Wireless Telecommunication Services — 0.2%
U.S. Cellular Corp., 5.50%	53,827	$ 956,506
		$ 956,506
Total Preferred Stocks (identified cost $7,381,588)		$ 7,055,631

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22% (10)	445,053	$ 445,053
Total Short-Term Investments (identified cost $445,053)		$ 445,053
Total Investments — 122.5% (11) (identified cost $430,438,354)		$533,589,258
Other Assets, Less Liabilities — (22.5)%		$ (97,979,843)
Net Assets — 100.0%		$435,609,415

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at April 30, 2024 pursuant to the Liquidity Agreement (see Note 7). The aggregate market value of securities on loan at April 30, 2024 was $88,265,178.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $20,914,602 or 4.8% of the Fund's net assets.
(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $2,476,759 or 0.6% of the Fund's net assets.
(8)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(9)	Amount is less than 0.05%.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
(11)	The Fund has granted a security interest in all the Fund's investments, unless otherwise pledged, in connection with the Liquidity Agreement (see Note 7).

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	49.9%	$266,396,170
United Kingdom	11.3	60,363,338
France	6.8	36,418,291
Switzerland	5.4	28,717,578
Germany	4.2	22,607,716
Spain	3.5	18,612,137
Canada	3.3	17,491,330
Netherlands	3.3	17,341,072
Australia	1.8	9,617,270
Japan	1.8	9,585,325
Denmark	1.6	8,573,447
Italy	1.2	6,628,583
Hong Kong	0.8	4,166,876
Ireland	0.8	4,123,236
India	0.6	3,438,887
Bermuda	0.6	3,434,113
Sweden	0.6	3,334,309
Mexico	0.6	3,171,847
Taiwan	0.6	2,941,823
Norway	0.5	2,471,958
Belgium	0.4	2,191,308
Finland	0.2	868,628
Chile	0.1	615,315
Exchange-Traded Funds	0.1	478,701
Total Investments	100.0%	$533,589,258
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	54	Long	6/21/24	$13,680,900	$ (323,382)
STOXX 600 Banks Index	(611)	Short	6/21/24	(6,323,347)	(649,914)
STOXX Europe 600 Index	(271)	Short	6/21/24	(7,275,111)	(39,945)
					$(1,013,241)
Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $429,993,301) — including $88,265,178 of securities on loan	$ 533,144,205
Affiliated investments, at value (identified cost $445,053)	445,053
Foreign currency, at value (identified cost $34,391)	34,096
Interest and dividends receivable	2,249,767
Dividends receivable from affiliated investments	13,477
Receivable for investments sold	8,954,253
Receivable for variation margin on open futures contracts	159,099
Tax reclaims receivable	1,890,933
Trustees' deferred compensation plan	86,508
Total assets	$546,977,391
Liabilities
Liquidity Agreement borrowings	$ 103,000,000
Payable for investments purchased	6,905,694
Due to custodian	278,189
Payable to affiliates:
Investment adviser fee	379,513
Trustees' fees	2,755
Trustees' deferred compensation plan	86,508
Accrued foreign capital gains taxes	8,173
Accrued expenses	707,144
Total liabilities	$111,367,976
Net Assets	$435,609,415
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 163,881
Additional paid-in capital	326,423,177
Distributable earnings	109,022,357
Net Assets	$435,609,415
Common Shares Issued and Outstanding	16,388,138
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 26.58

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $1,189,662)	$ 10,330,895
Dividend income from affiliated investments	108,509
Interest income (net of foreign taxes withheld of $484)	2,347,747
Other income	22,844
Total investment income	$12,809,995
Expenses
Investment adviser fee	$ 2,255,195
Trustees’ fees and expenses	17,256
Custodian fee	96,279
Transfer and dividend disbursing agent fees	6,018
Legal and accounting services	60,952
Printing and postage	86,003
Interest expense and fees	3,092,333
Miscellaneous	33,539
Total expenses	$ 5,647,575
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 3,295
Total expense reductions	$ 3,295
Net expenses	$ 5,644,280
Net investment income	$ 7,165,715
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $46,606)	$ 15,008,134
Payment by affiliate for realized loss on disposal of investment not meeting investment guidelines	203,307
Proceeds from securities litigation settlements	25,279
Futures contracts	(2,834,247)
Foreign currency transactions	(26,102)
Net realized gain	$12,376,371
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $34,389)	$ 59,333,277
Futures contracts	(1,013,241)
Foreign currency	36,241
Net change in unrealized appreciation (depreciation)	$58,356,277
Net realized and unrealized gain	$70,732,648
Net increase in net assets from operations	$77,898,363

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 7,165,715	$ 13,913,529
Net realized gain	12,376,371	13,040,069
Net change in unrealized appreciation (depreciation)	58,356,277	11,428,712
Net increase in net assets from operations	$ 77,898,363	$ 38,382,310
Distributions to shareholders	$ (14,098,715)	$ (27,020,762)
Net increase in net assets	$ 63,799,648	$ 11,361,548
Net Assets
At beginning of period	$ 371,809,767	$ 360,448,219
At end of period	$435,609,415	$371,809,767

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2024
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 77,898,363
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(252,129,521)
Investments sold	255,726,373
Decrease in short-term investments, net	8,023,736
Net amortization/accretion of premium (discount)	42,477
Increase in interest and dividends receivable	(1,318,289)
Decrease in dividends receivable from affiliated investments	29,047
Increase in receivable for variation margin on open futures contracts	(159,099)
Decrease in tax reclaims receivable	133,415
Increase in Trustees’ deferred compensation plan	(6,214)
Increase in payable to affiliate for investment adviser fee	31,360
Increase in payable to affiliate for Trustees' deferred compensation plan	6,214
Decrease in accrued expenses	(67,533)
Net change in unrealized (appreciation) depreciation from investments	(59,333,277)
Net realized gain from investments	(15,054,740)
Net cash provided by operating activities	$ 13,822,312
Cash Flows From Financing Activities
Cash distributions paid	$ (14,098,715)
Increase in due to custodian	278,189
Net cash used in financing activities	$ (13,820,526)
Net increase in cash 1	$ 1,786
Cash at beginning of period (including foreign currency)	$ 32,310
Cash at end of period (including foreign currency)	$ 34,096
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$ 3,109,242
1	Includes net change in unrealized (appreciation) depreciation on foreign currency of $162.

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 22.690	$ 21.990	$ 31.370	$ 22.390	$ 23.850	$ 22.180
Income (Loss) From Operations
Net investment income (1)	$ 0.437	$ 0.849	$ 0.698	$ 0.471	$ 0.361	$ 0.441
Net realized and unrealized gain (loss)	4.313	1.500	(7.943)	10.303	0.098	3.389
Total income (loss) from operations	$ 4.750	$ 2.349	$ (7.245)	$ 10.774	$ 0.459	$ 3.830
Less Distributions
From net investment income	$ (0.860)*	$ (0.770)	$ (0.698)	$ (0.846)	$ (0.338)	$ (0.407)
From net realized gain	—	(0.879)	(1.452)	(0.974)	(1.597)	(1.753)
Total distributions	$ (0.860)	$ (1.649)	$ (2.150)	$ (1.820)	$ (1.935)	$ (2.160)
Premium from common shares sold through shelf offering (see Note 5) (1)	$ —	$ —	$ 0.015	$ 0.026	$ 0.016	$ —
Net asset value — End of period	$ 26.580	$ 22.690	$ 21.990	$ 31.370	$ 22.390	$ 23.850
Market value — End of period	$ 24.190	$ 20.170	$ 22.240	$ 32.340	$ 19.740	$ 26.290
Total Investment Return on Net Asset Value (2)	21.39% (3)	11.13%	(23.80)%	49.45%	2.57%	18.21%
Total Investment Return on Market Value (2)	24.28% (3)	(2.32)%	(25.25)%	74.75%	(17.96)%	33.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$435,609	$371,810	$360,448	$503,815	$351,153	$359,796
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.19% (4)	1.22%	1.18%	1.15%	1.24%	1.28%
Interest and fee expense	1.44% (4)	1.45%	0.41%	0.14%	0.50%	1.06%
Total expenses	2.63% (4)(5)	2.67% (5)	1.59% (5)	1.29%	1.74%	2.34%
Net investment income	3.34% (4)	3.54%	2.63%	1.63%	1.58%	1.95%
Portfolio Turnover	49% (3)	90%	52%	29%	60%	48%
Senior Securities:
Total amount outstanding (in 000’s)	$103,000	$103,000	$103,000	$103,000	$103,000	$118,000
Asset coverage per $1,000 (6)	$ 5,229	$ 4,610	$ 4,500	$ 5,891	$ 4,409	$ 4,049
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(6)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings payable/notes payable) from the Fund’s total assets, and dividing the result by the borrowings payable/notes payable balance in thousands.
*	A portion of the distributions may be deemed from net realized gain or a tax return of capital at year-end.

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues its objective by investing primarily in dividend-paying common and preferred stocks.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation
—
The following methodologies are used to determine the market value or fair value of investments.
Equity Securities.
Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations.
Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives.
Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below.
Foreign Securities, Futures Contracts and Currencies.
Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other.
Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation.
 In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions
—
Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income
—
Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes
—
The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation
—
Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates
—
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications
—
Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts
—
Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Interim Financial Statements
—
The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
Subject to its Managed Distribution Plan, the Fund intends to make monthly distributions from its net investment income, net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) and other sources. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 430,035,514
Gross unrealized appreciation	$ 114,643,434
Gross unrealized depreciation	(12,102,931)
Net unrealized appreciation	$ 102,540,503
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund's average daily gross assets and is payable monthly. Gross assets, as defined in the Fund's investment advisory agreement, means total assets of the Fund, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund's investment objectives and policies, and/or (iv) any other means. Accrued expenses includes other liabilities other than indebtedness attributable to leverage. For the six months ended April 30, 2024, the Fund's investment adviser fee amounted to $2,255,195.
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $3,295 relating to the Fund's investment in the Liquidity Fund.
During the six months ended April 30, 2024, EVM reimbursed the Fund $203,307 for a net realized loss on the sale of an investment security not meeting the Fund's investment guidelines. The reimbursement had no significant impact on total return on net asset value.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $256,473,838 and $264,680,626, respectively, for the six months ended April 30, 2024.
5  Common Shares of Beneficial Interest and Shelf Offering
The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended April 30, 2024 and the year ended October 31, 2023.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended April 30, 2024 and the year ended October 31, 2023.
Pursuant to a registration statement filed with the SEC, the Fund is authorized to issue up to an additional 2,375,024 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Fund, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Fund’s net asset value per common share. During the six months ended April 30, 2024 and the year ended October 31, 2023, there were no shares sold by the Fund pursuant to its shelf offering.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2024 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$ —	$(1,013,241) (1)
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$(2,834,247) (1)	$(1,013,241) (2)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended April 30, 2024, which is indicative of the volume of this derivative type, was approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$19,495,000	$19,005,000

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

7  Liquidity Agreement
The Fund has entered into a Liquidity Agreement (the Agreement) with State Street Bank and Trust Company (SSBT) that allows the Fund to borrow or otherwise access up to $121 million through securities lending transactions, direct loans from SSBT or a combination of both. The Fund has granted to SSBT a security interest in all its cash, securities and other financial assets, unless otherwise pledged, to secure the payment and performance of its obligations under the Agreement. Pursuant to the terms of the Agreement, the Fund has made its securities available for securities lending transactions by SSBT acting as securities lending agent for the Fund. Securities lending transactions are required to be secured with cash collateral received from the securities borrowers equal at all times to at least 100%, 102% or 105% of the market value of the securities loaned, depending on the type of security. The market value of securities loaned is determined daily and any additional required collateral is delivered to SSBT on the next business day. The Fund is subject to the possible delay in the recovery of loaned securities. Pursuant to the Agreement, SSBT has provided indemnification to the Fund in the event of default by a securities borrower with respect to security loans. However, the Fund retains all risk of loss and gains associated with securities purchased using cash received under the Agreement. The Fund is entitled to receive from securities borrowers all substitute interest, dividends and other distributions paid with respect to the securities on loan. The Fund may instruct SSBT to recall a security on loan at any time. At April 30, 2024, the value of the securities loaned and the value of the cash collateral received by SSBT, which exceeded the value of the securities loaned, amounted to $88,265,178 and $91,830,732, respectively.
Interest on borrowings outstanding under the Agreement is charged at a rate equal to the Overnight Bank Financing Rate (OBFR) plus 0.62%, payable monthly. SSBT retains all net fees that may arise in connection with securities lending transactions. If the value of securities available to lend falls below a prescribed level, the interest rate may be increased. If the Fund utilizes less than 50% of the commitment amount, it will be charged a monthly non-usage fee of 0.25% per annum on the unused portion of the commitment. The Agreement may be terminated by the Fund upon 90 days’ prior written notice to SSBT. If certain asset coverage and collateral requirements or other covenants are not met, the Agreement could be deemed in default and result in termination. At April 30, 2024, the Fund had borrowings outstanding under the Agreement of $103 million at an annual interest rate of 5.94%, which are shown as Liquidity Agreement borrowings on the Statement of Assets and Liabilities. The carrying amount of the borrowings at April 30, 2024 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2024. For the six months ended April 30, 2024, the aggregate average borrowings under the Agreement and the average annual interest rate (excluding fees) were $103,000,000 and 5.94%, respectively.
8  Affiliated Investments
At April 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $445,053, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$8,468,789	$80,122,053	$(88,145,789)	$ —	$ —	$445,053	$108,509	445,053
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

At April 30, 2024, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 26,877,494	$ 1,569,352	$ —	$ 28,446,846
Consumer Discretionary	22,044,117	27,979,080	—	50,023,197
Consumer Staples	4,051,836	17,409,151	—	21,460,987
Energy	14,394,954	—	—	14,394,954
Financials	29,659,853	48,527,895	—	78,187,748
Health Care	28,693,835	39,389,565	—	68,083,400
Industrials	24,312,254	35,313,770	—	59,626,024
Information Technology	77,499,134	22,348,701	—	99,847,835
Materials	—	6,938,217	—	6,938,217
Real Estate	3,684,091	—	—	3,684,091
Utilities	4,981,928	7,850,344	—	12,832,272
Total Common Stocks	$ 236,199,496	$ 207,326,075*	$ —	$ 443,525,571
Corporate Bonds	$ —	$ 82,084,302	$ —	$ 82,084,302
Exchange-Traded Funds	478,701	—	—	478,701
Preferred Stocks:
Communication Services	956,506	—	—	956,506
Financials	3,650,799	150,100	—	3,800,899
Utilities	2,298,226	—	—	2,298,226
Total Preferred Stocks	$ 6,905,531	$ 150,100	$ —	$ 7,055,631
Short-Term Investments	$ 445,053	$ —	$ —	$ 445,053
Total Investments	$ 244,028,781	$ 289,560,477	$ —	$ 533,589,258
Liability Description
Futures Contracts	$ (1,013,241)	$ —	$ —	$ (1,013,241)
Total	$ (1,013,241)	$ —	$ —	$ (1,013,241)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on February 9, 2023. The following action was taken by the shareholders:
Proposal 1: The election of Cynthia E. Frost, Valerie A. Mosley, Scott E. Wennerholm and Nancy A. Wiser as Class I Trustees of the Fund for a three-year term expiring in 2026.
	Number of Shares
Nominees for Trustee	For	Withheld
Cynthia E. Frost	11,350,360	458,835
Valerie A. Mosley	11,301,397	507,798
Scott E. Wennerholm	11,386,489	422,706
Nancy A. Wiser	11,323,991	485,204

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
April 30, 2024
Officers and Trustees

Officers
R. Kelly Williams, Jr. President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email:
EVPrivacy@eatonvance.com
Please note:
If you are a
new
customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer
our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■
Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents.

The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.
Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise.
If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings.

Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Share Repurchase Program.

The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders.

If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information.

Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under "Closed-End Funds & Term Trusts."

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC (“EQ")
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7738    4.30.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the Registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	June 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 25, 2024

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	June 25, 2024